Putnam International Growth Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam International Growth Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	[2]	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Total annual fund operating expenses		1.54%	2.29%	2.29%	2.04%	1.79%	1.29%
[1]	Management fees are subject to a performance adjustment.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam International Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	723	1,033	1,366	2,304
Class B	732	1,015	1,425	2,438
Class C	332	715	1,225	2,626
Class M	550	967	1,410	2,636
Class R	182	563	970	2,105
Class Y	131	409	708	1,556

Expense Example, No Redemption - Putnam International Growth Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	232	715	1,225	2,438
Class C	232	715	1,225	2,626